Subsequent events (Details) - EUR (€) € / shares in Units, € in Thousands	Jan. 05, 2018	Jan. 19, 2018	Nov. 06, 2017	Nov. 05, 2017	Mar. 06, 2015
Subsequent events
Percentage of issued and outstanding shares of the company that are held by residents to purchase under offer	100.00%
Convertible debt			€ 18,000	€ 25,000	€ 25,000
U S tender offer | Takeda
Subsequent events
Percentage of issued and outstanding shares of the company that are held by residents to purchase under offer	100.00%
Share price	€ 1.78
Percentage of ADS to purchase under offer from holders.	100.00%
Offer price	€ 35,600
Belgian tende offer | Takeda
Subsequent events
Percentage of issued and outstanding shares of the company that are held by residents to purchase under offer	100.00%
Share price	€ 1.78
Percentage of warrants to purchase under offer from holders	100.00%
Potential voluntary and conditional public tender offer to purchase shares | Takeda
Subsequent events
Percentage of voting rights	85.00%
Conversion of senior unsecured convertible bonds
Subsequent events
Shares issued on conversion of bonds		20,037,848
Convertible debt		€ 18,000